Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Accumulated deficit	¥ (4,703,305)		¥ (4,618,595)		$ (672,564)
Net loss	(86,006)	$ (12,299)	28,303	¥ (93,104)
Operating activities	(60,194)	(8,606)	(60,370)	(186,118)
Cash and cash equivalents	29,328		75,351	121,733	$ 4,194
Foreign currency transaction gain (Loss), before tax	¥ 5,345	$ 764	(8,419)	333
Calculated at the rate	6.9931				6.9931
Bank balance	¥ 659		10,548
Restricted bank balance	2,672		3,585
Accounts receivable	¥ 642,786		640,394	614,246			¥ 557,073
Percentage of accounts receivable	6.00%	6.00%
Accounts receivable	¥ 19,478		52,994	57,422
Loans receivable	0		0
Inventory net (in Dollars) | $
Impairment loss	12,032	$ 1,721
Impairment for right-of-use lease assets	0		0	0
Impairment loss of equity method	44,435	6,354	4,029	15,279
Impairment Loss For Long term Equity Investment	¥ 1,000	$ 143	1,000	3,000
Appropriation general reserve fund minimum	10.00%	10.00%
Appropriation general reserve fund maximum	50.00%	50.00%
Surplus fund minimum	10.00%	10.00%
Surplus fund maximum	50.00%	50.00%
Appropriation general reserve
Appropriation discretionary funds
Comprehensive loss	¥ 8,742		¥ 8,242	¥ 8,130
Segment description	The Company’s CODM has been identified as the chief executive officer (the “CEO”), who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.	The Company’s CODM has been identified as the chief executive officer (the “CEO”), who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer	Chief Executive Officer
Operating segment	1	1
US [Member]
Summary of Significant Accounting Policies [Line Items]
Calculated at the rate	1				1
Continuing Operations [Member]
Summary of Significant Accounting Policies [Line Items]
Operating activities	¥ (60,194)
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Loan receivable term			1 year
Loans Receivable [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Loan receivable term	30 days	30 days
Loans Receivable [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Loan receivable term	5 years	5 years